Fair Value Measurements - Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements (Details) ¥ in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2022 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term investments	¥ 2,803,629			¥ 3,035,155	$ 394,128
Long-term investments, Total losses	(186,686)	$ (26,244)	¥ (29,100)
Equity investments without readily determinable fair value	1,984,341			2,344,786	$ 278,954
Equity investments without readily determinable fair value	31,295	4,399	¥ 94,510
Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Produced content monetized on its own	(49,151)	(6,910)		(160,989)
Long-term investments, Total losses	(569,616)	(80,075)		(169,828)
Equity investments without readily determinable fair value	31,295	$ 4,399		94,510
Quoted Prices in Active Market for Identical Assets (Level 1) | Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term investments	98,807
Quoted Prices in Active Market for Identical Assets (Level 1) | Long Term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity investments at fair value with readily determinable fair value	28,962			31,738
Significant Other Observable Inputs (Level 2) | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities, current	1,291,967			1,348,255
Significant Other Observable Inputs (Level 2) | Fair Value Measurements, Recurring | Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Time deposits	464,216			301,904
Significant Other Observable Inputs (Level 2) | Short-term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Held-to-maturity debt securities	178,520
Significant Other Observable Inputs (Level 2) | Convertible Senior Notes | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible senior notes, non-current portion				9,547,453
Significant Other Observable Inputs (Level 2) | Convertible Senior Notes | 2025 Convertible Senior Notes | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible senior notes, current portion	7,533,197
Significant Other Observable Inputs (Level 2) | Convertible Senior Notes | 2023 Convertible Senior Notes | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible senior notes, non-current portion	21,324
Significant Other Observable Inputs (Level 2) | Convertible Senior Notes | 2026 Convertible Senior Notes | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible senior notes, non-current portion	4,337,457
Significant Unobservable Inputs (Level 3) | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities, noncurrent	458,681			77,855
Significant Unobservable Inputs (Level 3) | Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Produced content monetized on its own	0			29,782
Long-term investments	484,369			423,161
Equity investments without readily determinable fair value	¥ 217,448			¥ 110,760